Allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 67,153	$ 0
Initial credit provision related to GECAS purchased financial assets with credit deterioration	11,367	0
Cumulative effect due to adoption of new accounting standard	117,547	67,153
Current period provision for expected credit losses	83,697	50,215
Write-offs charged against the allowance	(44,670)	(13,326)
Allowance for credit losses at end of period	117,547	67,153
Investment in finance leases
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	59,663
Initial credit provision related to GECAS purchased financial assets with credit deterioration	9,944
Cumulative effect due to adoption of new accounting standard	71,292	59,663
Current period provision for expected credit losses	1,685
Write-offs charged against the allowance	0
Allowance for credit losses at end of period	71,292	59,663
Notes receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	7,490
Initial credit provision related to GECAS purchased financial assets with credit deterioration	0
Cumulative effect due to adoption of new accounting standard	40,964	7,490
Current period provision for expected credit losses	78,144
Write-offs charged against the allowance	(44,670)
Allowance for credit losses at end of period	40,964	7,490
Loans receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	0
Initial credit provision related to GECAS purchased financial assets with credit deterioration	1,423
Cumulative effect due to adoption of new accounting standard	5,291	0
Current period provision for expected credit losses	3,868
Write-offs charged against the allowance	0
Allowance for credit losses at end of period	5,291	0
Cumulative effect due to adoption of new accounting standard
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	0	30,264
Cumulative effect due to adoption of new accounting standard		0
Allowance for credit losses at end of period		0
Cumulative effect due to adoption of new accounting standard | Investment in finance leases
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	0
Cumulative effect due to adoption of new accounting standard		0
Allowance for credit losses at end of period		0
Cumulative effect due to adoption of new accounting standard | Notes receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	0
Cumulative effect due to adoption of new accounting standard		0
Allowance for credit losses at end of period		0
Cumulative effect due to adoption of new accounting standard | Loans receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 0
Cumulative effect due to adoption of new accounting standard		0
Allowance for credit losses at end of period		$ 0